Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies

7.            Commitments and Contingencies

Capital commitment

As of December 31, 2024 and 2025, no capital commitment was expected.

Legal Proceeding

As of December 31, 2024 and 2025 and for the years ended December 31, 2024 and 2025, the Group is not aware of any material outstanding claim and litigation against them.